CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Mar. 31, 2009	$ 1,009	$ 33,186,530	$ (4,662,689)	$ (4,929,581)	$ 14,262,606	$ 37,857,875
Balance, shares (in Shares) at Mar. 31, 2009	10,091,171
Stock Option for 1,413,000 grants		90,996				90,996
Issue of 78,820 common stock to officers and directors	8	39,402				39,410
Issue of 78,820 common stock to officers and directors (in Shares)	78,820
Issuance of Common Stock to Red Chip Companies	2	13,198				13,200
Issuance of Common Stock to Red Chip Companies (in Shares)	15,000
Issuance of 1,599,000 common stock to institutional investors	160	1,638,690				1,638,850
Issuance of 1,599,000 common stock to institutional investors (in Shares)	1,599,000
Issue of 530,000 common stock to Bricoleur Capital	53	712,822				712,875
Issue of 530,000 common stock to Bricoleur Capital (in Shares)	530,000
Issue of 530,000 common stock to Oliveira	53	586,732				586,785
Issue of 530,000 common stock to Oliveira (in Shares)	530,000
Interest exp. towards of 530000 shares towards Bricoleur Capital loan		197,412				197,412
Interest exp. towards of 530000 shares towards Oliveira loan		162,408				162,408
Issue of 145,216 common stock under ATM agency agreement	15	179,874			(10,484)	169,405
Issue of 145,216 common stock under ATM agency agreement (in Shares)	145,216
Dividend Option		(2,340)				(2,340)
Loss on Translation				3,499,767	(2,219,698)	1,280,069
Stock options issued						130,399
Impact of de-consolidation of Sricon				(1,148,591)		(1,148,591)
Elimination of non-controlling interest pertaining to Sricon					(10,637,093)	(10,637,093)
Net income for non-controlling interest					(18,490)	(18,490)
Net income / (loss)			(4,789,311)			(4,789,311)
Balance at Mar. 31, 2010	1,300	36,805,724	(9,452,000)	(2,578,405)	1,376,841	26,153,460
Balance, shares (in Shares) at Mar. 31, 2010	12,989,207					12,989,207
Issuance of common stock	190	1,761,452			1,761,642
Issuance of common stock, shares (in Shares)	1,900,974
Interest expense		359,820			359,820
Dividend Option Reversed		2,340			2,340
Loss on Translation				75,809	18,758	94,567
Road show expense incurred towards raising capital-issue of shares		(69,017)				(69,017)
Net income for non-controlling interest					(769,046)	(769,046)
Net income / (loss)			(20,240,907)			(20,240,907)
Balance at Mar. 31, 2011	1,490	38,860,319	(29,692,907)	(2,502,596)	626,553	7,292,859
Balance, shares (in Shares) at Mar. 31, 2011	14,890,181					14,890,181
Issuance of common stock	120	582,004				582,124
Issuance of common stock, shares (in Shares)	1,201,662
Loss on Translation				(122,519)	(99,122)	(221,641)
Purchase consideration on acquisition of Ironman	3,150	9,209,511				9,212,661
Purchase consideration on acquisition of Ironman (in Shares)	31,500,000
Stock options issued		235,267				235,267
Net income for non-controlling interest				(23,284)	(23,284)	(23,284)
Net income / (loss)			(3,559,831)			(3,559,831)
Non-controlling interest on acquisition of Ironman	561,314
Non-controlling interest on acquisition of Ironman (in Shares)	561,314
Balance at Dec. 31, 2011	$ 4,760	$ 48,887,101	$ (33,252,738)	$ (2,625,115)	$ 1,065,461	$ 14,079,469
Balance, shares (in Shares) at Dec. 31, 2011	47,591,843					47,591,843